Note 2 - Summary of Significant Accounting Policies (Details) - Liability for Manufacturing Warranty - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Liability for Manufacturing Warranty [Abstract]
Beginning accrued warranty balance	$ 938,466	$ 1,312,918	$ 1,372,342
Reduction for labor payments and claims made under the warranty	(107,669)	(75,966)	(79,134)
Accruals related to warranties issued during the period	23,283	25,863	19,710
Adjustment to warranty liability for discontinued operations		(324,349)
Ending accrued warranty balance	$ 854,080	$ 938,466	$ 1,312,918